Schedule of guarantees given as collateral (Details) - Fair value hedges [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ (38)	$ 91
Additional Information By Geographies [Axis]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	41	13
Currency derivatives [member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ (79)	$ 78